SCHWAB STRATEGIC TRUST

Schwab Fundamental U.S. Broad Market Index ETF

Schwab Fundamental U.S. Large Company Index ETF

Schwab Fundamental U.S. Small Company Index ETF

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFI™ Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

1.	Schwab Fundamental U.S. Broad Market Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third and fourth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the constituent companies by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

b.    Statutory Prospectus – “Index” section under the “Investment Objectives and More About Principal Risks” section:

(i)	The second and third sentences are deleted and replaced in their entirety with the following:

The index measures the performance of the constituent companies by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

(ii)	The fifth sentence is deleted in its entirety and will be updated at the fund’s next annual update.

2.	Schwab Fundamental U.S. Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index. The index is comprised of the largest U.S. companies by fundamental size.

b.    Statutory Prospectus – “Index” section under the “Investment Objectives and More About Principal Risks” section:

(i)	The second, third and fourth sentences are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index. The index is comprised of the largest U.S. companies by fundamental size.

(ii)	The seventh sentence is deleted in its entirety and will be updated at the fund’s next annual update.

3.	Schwab Fundamental U.S. Small Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index. The index is comprised of the smallest U.S. companies by fundamental size.

b.    Statutory Prospectus – “Index” section under the “Investment Objectives and More About Principal Risks” section:

(i)	The second, third and fourth sentences are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index. The index is comprised of the smallest U.S. companies by fundamental size.

(ii)	The seventh sentence is deleted in its entirety and will be updated at the fund’s next annual update.

4.	Schwab Fundamental International Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index. The index is comprised of the largest developed ex U.S. companies by fundamental size.

b.    Statutory Prospectus – “Index” section under the “Investment Objectives and More About Principal Risks” section:

(i)    The second, third and fourth sentences are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index. The index is comprised of the largest developed ex U.S. companies by fundamental size.

(ii)   The seventh sentence is deleted in its entirety and will be updated at the fund’s next annual update.

5.	Schwab Fundamental International Small Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index. The index is comprised of the smallest developed ex U.S. companies by fundamental size.

b.    Statutory Prospectus – “Index” section under the “Investment Objectives and More About Principal Risks” section:

(i)    The second, third and fourth sentences are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index. The index is comprised of the smallest developed ex U.S. companies by fundamental size.

(ii)   The seventh sentence is deleted in its entirety and will be updated at the fund’s next annual update.

6.	Schwab Fundamental Emerging Markets Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent index. The index is comprised of the largest emerging markets companies by fundamental size.

b.    Statutory Prospectus – “Index” section under the “Investment Objectives and More About Principal Risks” section:

(i)	The second, third and fourth sentences are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent index. The index is comprised of the largest emerging markets companies by fundamental size.

(ii)   The seventh sentence is deleted in its entirety and will be updated at the fund’s next annual update.

7.	All funds

a.    SAI – “Description of the Russell RAFITM Index Series” section under the “Investment Objectives, Strategies, Risks and Limitations” section:

(i)    The fourth sentence of the first paragraph is deleted and replaced in its entirety with the following:

The weighting of the constituents by fundamental scores is determined during the March annual reconstitution.

(ii)   The first sentence of the second paragraph is deleted and replaced in its entirety with the following:

The Russell RAFI Index Series is created from the leading FTSE Global Total Cap Index.

(iii)  The second and third sentences in the third paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI US Index measures the performance of the constituent companies by the fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the FTSE Global Total Cap Index.

(iv)  The second, third and fourth sentences in the fourth paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI US Large Company Index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index is comprised of the largest U.S. companies by fundamental size.

(v)   The second, third and fourth sentences in the fifth paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI US Small Company Index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index is comprised of the smallest U.S. companies by fundamental size.

(vi)  The second, third and fourth sentences in the sixth paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI Developed ex US Large Company Index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the FTSE Global Total Cap Index. The Russell RAFI Developed ex US Large Company Index is comprised of the largest developed ex U.S. companies by fundamental size.

(vii) The second, third and fourth sentences in the seventh paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI Developed ex US Small Company Index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the FTSE Global Total Cap Index. The Russell RAFI Developed ex US Small Company Index is comprised of the smallest developed ex U.S. companies by fundamental size.

(viii) The second, third and fourth sentences in the eighth paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI Emerging Markets Large Company Index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the FTSE Global Total Cap Index. The Russell RAFI Emerging Markets Large Company Index is comprised of the largest emerging markets companies by fundamental size.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG105579-00 (01/19)

00224948